Segment Information - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue, Major Customer [Line Items]
Revenues	$ 69,765	$ 54,406	$ 137,808	$ 99,397
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,248	11,249	22,378	22,378
Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	11,555	11,345	22,936	22,905
Equinor ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	5,850	5,778	11,582	11,459
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	9,283	7,094	18,222	14,396
Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Revenues	20,399	11,675	40,572	15,401
Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	4,448	$ 4,396	8,847	$ 8,745
Galp Sinopec Brasil Services B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 6,438		$ 12,071
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	16.00%	22.00%	16.00%	23.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	17.00%	22.00%	17.00%	24.00%
Customer Concentration Risk [Member] | Revenues [Member] | Equinor ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	8.00%	11.00%	8.00%	12.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	14.00%	13.00%	15.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	29.00%	23.00%	30.00%	16.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	6.00%	9.00%	6.00%	9.00%
Customer Concentration Risk [Member] | Revenues [Member] | Galp Sinopec Brasil Services B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	9.00%	0.00%	9.00%	0.00%